June 4, 2010

Amy Geddes

United States Securities and Exchange Commission

Division of Corporation Finance

Re:

Sense Technologies Inc.

Form 10-K for the year ended February 28, 2009

File No. 000-29990

Dear Ms. Geddes:

This letter responds to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the letter from the Staff to Sense Technologies, Inc. (the “Company”) dated May 10, 2010.

We hope this letter is responsive to your comments and requests for information.  The Company’s goal is to resolve those outstanding comments in a manner that is acceptable to the Staff.

Our responses utilize the same captions contained in the SEC’s letter, and are numbered to correspond to the numbers assigned in such letter.  For your convenience, our responses are prefaced by the Commission’s corresponding comment.

Draft Form 10-K/A for the Year Ended February 28, 2009 Filed As Par of Your Response Dated May 7, 2010

Item 7. Management’s Discussion and Analysis or Plan of Operation

Results of Operation

For the period ended February 28, 2009 as compared to the period ended February 29, 2008, page 11

1 .  Refer to your discussion of changes in Direct Costs and Selling, General and Administrative Costs included here.  We note that sales for both your products has increased year over year.

•

With regard to ScopeOut, please address the facts and circumstances surrounding and relationship between the increase in Cost of Sales and decrease in Royalties-Related Party.  It is unclear why newer versions of ScopeOut would not have Cost of  Sales.

.

•

With regard to Guardian Alert, please address the facts and circumstances surrounding and relationship between the decrease in Cost of Sales and increase in Commissions.

•

With regard to ScopeOut, please expand your discussion surrounding the 2008 inventory write off to include why such inventory was written off.

•

Please expand your explanation of the increase in Office and Miscellaneous and Travel and Automotive to include the components of such expense, and how such components contribute to the effort to revive Guardian Alert sales.  Specifically address why these items are included here and not in Advertising and Marketing.

Page two

1.   Company Response:

•

The Cost of Sales for ScopeOut® was zero in 2008 because these sales represented old versions of the product, and the entire inventory amount was written off that year because of the improvements made to the product, making the old version obsolete.   In 2009, Cost of Sales represents new version inventory costs against new version sales.

The related party royalties decreased because of additional 2008 royalties payments made that were beyond the 2004 license agreement terms that did not recur in 2009.  That was done at the time to retain the good business relationship the Company enjoyed with Lowell Martinson and to entice him to extend the exclusive terms in the 2004 license.

•

The Cost of Sales for Guardian Alert® decreased slightly from 2008 because of reduced component costs being capitalized into inventory; our separate manufacturing expenses line item costs also decreased because of our better sourcing for assembly costs.

Commissions increased because we emphasized sales of the Guardian Alert® product, and agreed to pay commissions on more sales of the Guardian Alert® in order to incentivize sales.

•

The ScopeOut® inventory write off in 2008 was done so because it represented the prior version of the ScopeOut® products that we decided were not aesthetic enough for mass sales potential.

•

Components of Office and Miscellaneous Expenses and Travel and Automotive Expenses for the periods follow:

2009	2008

Office and Miscellaneous Expenses:

Postage and Delivery

$   1,235

$    4,5296

Internet Access

964

945

Foreign Exchange

(127)

  (1,193)

Licenses and Permits

228

210

Freight & Delivery

4,717

710

Contract Labor

-

 18,893

Office Supplies

840

1,746

Payroll Expenses

10,008

9,786

Supplies

842

122

Payroll Taxes

971

979

Printing and Reproduction Costs

7,439

-

General Miscellaneous

48,783

16,673

     Total

$ 75,900

$ 53,400

Travel and Automotive Expenses:

Winnepeg Trip

$      -

$   1,302

San Francisco Trip

 3,693

-

Enterprise Rental

1,540

-

Arizona Expenses

14,446

11,754

Meals

      70

      -

     Total

$ 19,749

$ 13,056

Our San Francisco trip in 2009 was our effort to demonstrate our automotive products to a network of companies who we thought would help us reach original equipment manufacturers, especially with the Guardian Alert® product.  Printing and Reproduction costs were attributable to the new documents depicting the Guardian Alert®.

The general miscellaneous account increased by $39,699.  $30,000 of this amount was an accrual to reflect a good-faith effort at settling past ScopeOut® costs with our licensor so that we could continue our concentration on Guardian Alert® sales.  These amounts were reported here as opposed to advertising and marketing expense because they were general efforts for focus and promotion of the Guardian Alert® rather than targeted marketing efforts.

We have attached our amended Form 10Q/A and 10K/A that we propose to file as correspondence for your review.

Page three

2 .  Refer to the subtotal titled “Net Operating Loss” in your income statement.  In future filings, beginning with your next Form, 10-K, please revise your income statement presentation to exclude interest and financing charges from operating expenses and to categorize them as non-operating items (as you have rental income), or tell us why such presentation is appropriate.  Similar revisions should b made to your future quarterly presentations.

2.   Company Response:

•

We will revise this income statement presentation as requested in future filings.

Liquidity and Capital Resources, page 13

3 .  Refer to our previous comment 3 issued in our letter dated February 1, 2010.  Please further revise the disclosure added to specifically address the notes payable that are currently arrears as discussed in Note 6, including your plans for remedy, and the consequences should you continue in arrears, as previously requested.  Your quarterly filings should be similarly revised.

3.  Company Response:

•

We believe this should read “Refer to our previous Comment 5 issued in our letter dated February 1, 2010.  If we are incorrect, please advise.  Our response is based on this assumption.

The Company is in arrears with respect to seven notes payable totaling $534,447. The Company plans to address this situation on a per-note basis as sufficient net cash flows are generated with which to negotiate new terms on these notes.  In the meantime, these notes could be foreclosed on which would seriously negatively impact the Company’s ability to continue in business.  Should that happen, a plan for an interim solution to each note default would be attempted, but there is absolutely no assurance these efforts would be successful to forestall a serious impairment of the Company’s ability to continue.

We have attached our amended Form 10Q/A and 10K/A that we propose to file as correspondence for your review.

Draft Form 10-Q/A for the Quarterly Period Ended November 30, 2009 Filed As Part of Your Response Dated

May 7, 2010

Item 2.  Management’s Discussion and Analysis of financial Condition and Results of Operations

2.  Results of Operations, page 11

4.  Refer to your discussion of changes in Direct Costs and Selling, General, and Administrative Costs included here.  Please further revise your document for the following items:

•

The facts and circumstances surrounding the $10,157 increase in royalties under Guardian direct costs should be included in your discussion of operating results.

•

The facts and circumstances surrounding the $7,500 increase in Guardian manufacturing costs included in direct costs (from $0 in the previous period) should be addressed.

•

Your current explanation of the change in Office and Miscellaneous should be significantly expanded.  It is currently unclear what is meant by “correcting and agreed-upon lease”.   You should also explain why you have not included the change attributable to such lease in Rent.  Additionally, please explain to us in your response what is meant by “conservatively estimating…lease termination costs” as discussed in the comparative narrative related to the nine-month period ended November 30, and how the change for the such period relates to the change for the three-month period.

•

The facts and circumstances surrounding the decrease in advertising and marketing as well as consulting fees needs to be addressed further in your narrative.  For example, you should explain why there was a decrease in product development expenses, including a description of what was spent I the prior year and why it was not spent I the current year.’

Similar revisions should be made in your explanation of changes over the nine-month period ended November 30, 2009.

Page four

4.  Company Response:

•

We believe this should read “…increase in commissions under Guardian Alert® direct costs…”  If we are incorrect, please advise.  Our response is based on this assumption.

Commission expense increased from $5,100 in the three months ended in 2008 to $15,257 for the three months ended in 2009 based on the significant increase in Guardian Alert® sales, and our efforts to incentivize such sales with such commissions.

•

Manufacturing expenses in Direct Costs for the Guardian Alert® for the three months ended in 2009 represents assembly costs for the sales achieved for the same period.  There were no costs in the three months ended in 2008 as the Guardian Alert® sales were near zero in that time period.

•

The Company was advised of a lawsuit on its Phoenix, Arizona, lease in the three month period ending August 31, 2009, and conservatively estimated total expense exposure for this issue at $128,840.  This amount was charged to miscellaneous expense rather than rent expense because the Company was no longer renting or occupying the facility.

The Company challenged the matter, and the result was a settlement agreement reached in the period ending November 30, 2009.  Accordingly, the miscellaneous expense account was reduced by $55,781 in order to result in a total agreed-upon obligation of $73,065.  The nine-month period ending November 30, 2009 reflects an increase of $45,277 from the prior year period ending November 30, 2009.  Without the settlement amount of $73,065 being charged to this account in the nine-month period ending November 30, 2009, the expense would have decreased by $27,788, which was due to related savings caused by the closing of the Phoenix office.

•

Advertising and marketing costs decreased from $59,015 in 2008 to $150 in 2009.  Likewise, consulting fees decreased from $101,200 in 2008 to zero in 2009.

The Company determined that prior expenses for consultants to assist in a sales plan for ScopeOut® were not producing results; given this information, we advised it was in the best interest of the company to discontinue those costs, along with related advertising costs.  Because the Company is solely concentrating on Guardian Alert® sales based on market interest, and doing so as cost-efficiently as possible, the Company has replaced those costs with a little-to-no cost effort of asking existing fleet-customers to refer the Guardian Alert® products to other fleets.  Additionally, we are paying more in commissions, as previously stated, because of our efforts to incentivize the sales of the Guardian Alert® to fleets.

We have attached our amended Form 10Q/A and 10K/A that we propose to file as correspondence for your review.

In response to these comments, the Company will immediately file an amendment to Form 10-K and Form 10-Q.

The Company acknowledges that:

•

it is responsible for the adequacy and accuracy of the disclosure in its filings;

•

comments from the Staff or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

it may not assert the comments by the Staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope this letter is responsive to your comments and requests for information.  We would like to again emphasize that the Company’s goal is to resolve these comments in a manner that is acceptable to the Staff.  Comments or questions regarding this letter may be directed to the undersigned.

Sincerely,

/s/ Bruce Schreiner

Bruce Schreiner

Chief Executive Officer

Sense Technologies, Inc.